Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details) (Parenthetical)	Sep. 30, 2021 shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2020 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued	112,858,578	95,777,806
Number of warrants outstanding	112,858,578	95,777,806
June 2019 Issuance [Member] | Warrant Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price | $ / shares		$ 0.59
Warrants maturity date		Dec. 31, 2025
Number of warrants issued		11,660,000
August 2019 Issuance [Member] | Warrant Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price | (per share)		$ 0.59	$ 0.59
Warrants maturity date		Dec. 31, 2025	Dec. 31, 2025
Number of warrants issued		17,920,000	17,920,000
Number of warrants outstanding		2,752,900	2,752,900